Templeton Funds
Statement of Investments (unaudited), May 31, 2020
Templeton Foreign Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 85.7%
Canada 3.0%
Husky Energy, Inc. ............... Oil, Gas & Consumable Fuels 6,587,800 $ 18,563,922
Wheaton Precious Metals Corp. ..... Metals & Mining 1,732,060 74,621,105
93,185,027
China 3.1%
a
Baidu, Inc., ADR ................. Interactive Media & Services 443,980 47,306,069
China Telecom Corp. Ltd., H ........ Diversified Telecommunication Services 5,823,882 1,930,913
Sinopec Engineering Group Co. Ltd., H Construction & Engineering 53,363,410 22,374,018
Sinopharm Group Co. Ltd., H ....... Health Care Providers & Services 9,842,020 24,200,492
95,811,492
Denmark 1.0%
AP Moller - Maersk A/S, B .......... Marine 33,310 32,839,390
France 4.1%
Cie Generale des Etablissements
Michelin SCA .................. Auto Components 475,490 48,122,568
a
Dassault Aviation SA .............. Aerospace & Defense 20,310 17,154,920
Sanofi ......................... Pharmaceuticals 661,455 64,697,174
129,974,662
Germany 8.6%
Bayer AG ...................... Pharmaceuticals 1,524,785 104,228,991
Bayerische Motoren Werke AG ...... Automobiles 642,880 37,675,009
b,c
Covestro AG, 144A, Reg S ......... Chemicals 610,870 22,709,302
E.ON SE ....................... Multi-Utilities 5,385,950 57,129,769
Merck KGaA .................... Pharmaceuticals 43,207 4,980,463
Siemens AG .................... Industrial Conglomerates 402,120 44,333,634
271,057,168
Hong Kong 4.5%
AIA Group Ltd. .................. Insurance 6,032,800 48,914,910
CK Asset Holdings Ltd. ............ Real Estate Management & Development 11,103,760 60,378,830
Swire Pacific Ltd., A .............. Real Estate Management & Development 4,640,210 24,064,716
Value Partners Group Ltd. .......... Capital Markets 22,161,610 8,205,410
141,563,866
India 1.5%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 2,133,390 47,072,361
Japan 24.7%
Hitachi Ltd. ..................... Electronic Equipment, Instruments &
Components 1,515,890 48,570,898
Honda Motor Co. Ltd. ............. Automobiles 1,160,150 29,953,238
Isuzu Motors Ltd. ................ Automobiles 5,293,900 49,561,273
Kirin Holdings Co. Ltd. ............ Beverages 3,098,550 63,433,637
Komatsu Ltd. ................... Machinery 1,801,640 36,423,771
Matsumotokiyoshi Holdings Co. Ltd. .. Food & Staples Retailing 1,237,550 46,309,137
Mitsui Fudosan Co. Ltd. ........... Real Estate Management & Development 2,568,200 49,384,797
Nippon Television Holdings, Inc. ..... Media 1,074,320 12,394,084
Seria Co. Ltd. ................... Multiline Retail 736,500 23,598,326
Seven & i Holdings Co. Ltd. ......... Food & Staples Retailing 1,138,880 38,941,394
Sony Corp. ..................... Household Durables 637,300 40,626,915
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,900,030 52,879,440
Sumitomo Mitsui Financial Group, Inc. . Banks 1,719,700 49,742,598
Sundrug Co. Ltd. ................. Food & Staples Retailing 1,239,090 41,712,851
Suntory Beverage & Food Ltd. ...... Beverages 415,710 16,963,034

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 2,718,095 $ 105,643,477
Tokyo Broadcasting System Holdings,
Inc. ......................... Media 1,176,920 18,478,397
Tosoh Corp. .................... Chemicals 1,578,650 21,930,981
Toyota Industries Corp. ............ Auto Components 512,900 26,208,653
772,756,901
Luxembourg 1.1%
a
ArcelorMittal SA ................. Metals & Mining 3,655,560 35,009,500
a
Netherlands 6.9%
EXOR NV ...................... Diversified Financial Services 289,420 15,613,012
b,c
Flow Traders, 144A, Reg S ......... Capital Markets 1,423,197 49,790,196
ING Groep NV .................. Banks 5,619,648 36,535,072
a
JDE Peet's BV .................. Food Products 108,600 4,320,369
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 605,575 58,195,758
SBM Offshore NV ................ Energy Equipment & Services 3,672,915 50,346,892
214,801,299
Norway 1.6%
Equinor ASA .................... Oil, Gas & Consumable Fuels 3,495,520 50,745,420
Portugal 1.2%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 3,105,625 36,937,216
South Korea 5.9%
KB Financial Group, Inc. ........... Banks 2,334,057 64,406,069
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,228,550 91,699,456
Shinhan Financial Group Co. Ltd. .... Banks 1,188,350 29,078,239
185,183,764
Switzerland 2.0%
Roche Holding AG ............... Pharmaceuticals 182,950 63,505,928
Taiwan 2.1%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 6,714,540 65,422,459
Thailand 0.8%
Kasikornbank PCL ............... Banks 7,772,400 23,761,896
United Kingdom 11.2%
BAE Systems plc ................ Aerospace & Defense 6,103,490 37,666,650
BP plc ......................... Oil, Gas & Consumable Fuels 13,464,300 51,482,527
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 11,050,610 67,574,314
Imperial Brands plc ............... Tobacco 2,278,704 41,560,626
Johnson Matthey plc .............. Chemicals 1,765,756 46,552,749
Standard Chartered plc ............ Banks 10,791,605 49,227,499
Vodafone Group plc .............. Wireless Telecommunication Services 34,253,915 56,326,003
350,390,368
United States 2.4%
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 337,050 62,549,739
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 7,120 11,672,670
ManpowerGroup , Inc. ............. Professional Services 4,706 325,373
74,547,782
Total Common Stocks (Cost $2,860,917,774) ....................................
2,684,566,499

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 17.
Short Term Investments 7.8%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 7.8%
Canada 7.8%
National Bank of Canada, 0.04%,
6/01/20 ...................... 143,000,000 $ 143,000,000
Royal Bank of Canada, 0.03%, 6/01/20 100,000,000 100,000,000
Total Time Deposits (Cost $243,000,000) .......................................
243,000,000
a a a a a
Total Short Term Investments (Cost $243,000,000 ) ...............................
243,000,000
a a a
a
Total Investments (Cost $3,103,917,774) 93.5% ..................................
$2,927,566,499
Options Written (0.1)% .......................................................
(291,150)
Other Assets, less Liabilities 6.6% .............................................
206,029,105
Net Assets 100.0% ...........................................................
$3,133,304,454
a a a
a
Number of
Contracts
Notional
Amount
*
Options Written (0.1)%
a
Puts - Exchange-Traded
a
Equity Options
ManpowerGroup , Inc., June Strike Price
$60.00, Expires 6/19/20 .......... 1,050 105,000 (73,500)
ManpowerGroup , Inc., June Strike Price
$65.00, Expires 6/19/20 .......... 1,451 145,100 (217,650)
(291,150)
Total Options Written (Premiums received $269,385) ............................
$ (291,150)
*
The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $72,499,498, representing 2.3% of net assets.
c
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2020, the aggregate value of these securities was $72,499,498, representing 2.3% of net assets.

Templeton Funds
Statement of Investments (unaudited), May 31, 2020
Templeton International Climate Change Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks 93.5%
Belgium 6.1%
Recticel SA ..................... Chemicals 3,442 $ 28,615
Solvay SA ...................... Chemicals 242 18,478
Umicore SA .................... Chemicals 1,406 62,473
109,566
China 1.1%
Xinyi Solar Holdings Ltd. ........... Semiconductors & Semiconductor Equipment 26,000 18,884
Denmark 6.5%
a,b
Orsted A/S, 144A, Reg S ........... Electric Utilities 565 66,443
Vestas Wind Systems A/S .......... Electrical Equipment 498 50,861
117,304
France 11.9%
Air Liquide SA ................... Chemicals 175 23,796
Cie de Saint-Gobain .............. Building Products 1,006 32,921
Danone SA ..................... Food Products 457 31,440
Sanofi ......................... Pharmaceuticals 647 63,283
Schneider Electric SE ............. Electrical Equipment 276 27,326
Sodexo SA ..................... Hotels, Restaurants & Leisure 280 18,889
Veolia Environnement SA .......... Multi-Utilities 773 17,021
214,676
Germany 11.1%
E.ON SE ....................... Multi-Utilities 6,177 65,521
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,754 58,045
LANXESS AG ................... Chemicals 389 20,190
Siemens AG .................... Industrial Conglomerates 501 55,235
198,991
India 2.1%
c
Azure Power Global Ltd. ........... Independent Power and Renewable Electricity
Producers 2,600 38,350
c
Italy 4.0%
Prysmian SpA ................... Electrical Equipment 3,335 71,476
Japan 15.2%
East Japan Railway Co. ........... Road & Rail 800 62,691
KH Neochem Co. Ltd. ............. Chemicals 1,000 19,661
Rinnai Corp. .................... Household Durables 700 58,880
Sekisui House Ltd. ............... Household Durables 1,300 24,745
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,600 44,529
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 1,591 61,837
272,343
Mexico 0.5%
Industrias Bachoco SAB de CV, B .... Food Products 2,851 8,686
Netherlands 5.7%
Arcadis NV ..................... Construction & Engineering 2,906 49,883
a,b,c
Signify NV, 144A, Reg S ........... Electrical Equipment 2,470 53,185
103,068
Singapore 1.6%
Singapore Telecommunications Ltd. .. Diversified Telecommunication Services 16,100 28,374

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 5.0%
b
Samsung Electronics Co. Ltd., GDR,
Reg S ....................... Technology Hardware, Storage & Peripherals 55 $ 56,770
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 116 33,798
90,568
Spain 5.6%
a,b
Befesa SA, 144A, Reg S ........... Commercial Services & Supplies 992 37,679
Siemens Gamesa Renewable Energy
SA .......................... Electrical Equipment 3,752 63,742
101,421
Sweden 5.2%
BillerudKorsnas AB ............... Containers & Packaging 4,421 60,400
Scandi Standard AB .............. Food Products 4,894 32,162
92,562
Switzerland 2.1%
c
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 570 37,632
c
Taiwan 5.2%
Giant Manufacturing Co. Ltd. ........ Leisure Products 5,500 43,128
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 1,000 50,330
93,458
United Kingdom 4.6%
DS Smith plc .................... Containers & Packaging 4,288 18,143
Johnson Matthey plc .............. Chemicals 1,405 37,042
Vodafone Group plc .............. Wireless Telecommunication Services 16,398 26,964
82,149
Total Common Stocks (Cost $1,662,061) .......................................
1,679,508
Short Term Investments 4.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.8%
United States 4.8%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 86,654 86,654
Total Money Market Funds (Cost $86,654) ......................................
86,654
a a a a a
Total Short Term Investments (Cost $86,654 ) ...................................
86,654
a a a
a
Total Investments (Cost $1,748,715) 98.3% .....................................
$1,766,162
Other Assets, less Liabilities 1.7% .............................................
30,447
Net Assets 100.0% ...........................................................
$1,796,609
a a a

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 17 .
a
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $157,307, representing 8.8% of net assets.
b
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2020, the aggregate value of these securities was $214,077, representing 11.9% of net assets.
c
Non-income producing.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Statement of Investments (unaudited), May 31, 2020
Templeton World Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 85.2%
Belgium 1.8%
Anheuser-Busch InBev SA/NV ...... Beverages 1,086,267 $ 50,688,501
Canada 3.7%
Husky Energy, Inc. ............... Oil, Gas & Consumable Fuels 3,573,280 10,069,233
Wheaton Precious Metals Corp. ..... Metals & Mining 2,259,759 97,355,584
107,424,817
China 2.9%
a
Baidu, Inc., ADR ................. Interactive Media & Services 226,111 24,092,127
China Telecom Corp. Ltd., H ........ Diversified Telecommunication Services 5,372,840 1,781,370
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 1,794,720 14,318,029
Kunlun Energy Co. Ltd. ............ Gas Utilities 11,899,630 7,291,957
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 763,552 35,383,000
82,866,483
Denmark 1.4%
AP Moller - Maersk A/S, B .......... Marine 41,849 41,257,749
France 4.9%
Pernod Ricard SA ................ Beverages 146,070 22,762,035
Sanofi ......................... Pharmaceuticals 837,430 81,909,358
Veolia Environnement SA .......... Multi-Utilities 1,625,065 35,782,244
140,453,637
Germany 7.6%
adidas AG ...................... Textiles, Apparel & Luxury Goods 66,932 17,750,068
Bayer AG ...................... Pharmaceuticals 707,810 48,383,426
E.ON SE ....................... Multi-Utilities 5,228,845 55,463,327
Merck KGaA .................... Pharmaceuticals 308,120 35,516,939
Siemens AG .................... Industrial Conglomerates 547,943 60,410,585
217,524,345
Hong Kong 2.0%
AIA Group Ltd. .................. Insurance 1,363,600 11,056,288
CK Asset Holdings Ltd. ............ Real Estate Management & Development 4,772,040 25,948,885
Sun Hung Kai Properties Ltd. ....... Real Estate Management & Development 1,781,000 20,448,948
57,454,121
Japan 17.4%
East Japan Railway Co. ........... Road & Rail 150,500 11,793,796
Honda Motor Co. Ltd. ............. Automobiles 1,439,900 37,175,940
Isuzu Motors Ltd. ................ Automobiles 1,445,300 13,530,839
Japan Airlines Co. Ltd. ............ Airlines 925,310 18,166,385
Keisei Electric Railway Co. Ltd. ...... Road & Rail 122,500 4,015,928
Kirin Holdings Co. Ltd. ............ Beverages 2,266,600 46,401,924
Komatsu Ltd. ................... Machinery 2,007,100 40,577,557
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 871,200 47,110,889
Makita Corp. .................... Machinery 618,400 20,932,579
Mitsubishi Electric Corp. ........... Electrical Equipment 2,530,700 33,291,273
Panasonic Corp. ................. Household Durables 5,649,160 50,451,090
Seven & i Holdings Co. Ltd. ......... Food & Staples Retailing 1,054,700 36,063,052
Sumitomo Mitsui Financial Group, Inc. . Banks 1,110,210 32,113,002
Suntory Beverage & Food Ltd. ...... Beverages 830,210 33,876,695
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 1,913,920 74,387,821
499,888,770

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Luxembourg 1.8%
a
ArcelorMittal SA ................. Metals & Mining 2,274,869 $ 21,786,546
SES SA, FDR ................... Media 4,042,586 29,947,576
51,734,122
Macau 1.1%
Galaxy Entertainment Group Ltd. .... Hotels, Restaurants & Leisure 4,758,760 32,107,947
Netherlands 1.8%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 187,149 17,985,019
Royal Dutch Shell plc, B ........... Oil, Gas & Consumable Fuels 2,191,977 33,461,909
51,446,928
Singapore 0.4%
Singapore Telecommunications Ltd. .. Diversified Telecommunication Services 6,011,291 10,594,270
South Korea 3.6%
KB Financial Group, Inc. ........... Banks 726,024 20,033,937
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,040,400 83,957,538
103,991,475
Switzerland 3.8%
Roche Holding AG ............... Pharmaceuticals 315,502 109,517,614
Thailand 1.1%
Bangkok Bank PCL ............... Banks 9,259,860 31,729,794
United Kingdom 6.1%
BAE Systems plc ................ Aerospace & Defense 3,917,001 24,173,105
BP plc ......................... Oil, Gas & Consumable Fuels 9,430,526 36,058,860
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 1,632,233 30,476,917
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 5,416,850 33,123,956
Compass Group plc .............. Hotels, Restaurants & Leisure 1,712,785 25,106,368
InterContinental Hotels Group plc .... Hotels, Restaurants & Leisure 437,560 20,998,577
Whitbread plc ................... Hotels, Restaurants & Leisure 153,800 4,823,319
174,761,102
United States 23.8%
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 28,043 45,974,255
BorgWarner, Inc. ................. Auto Components 185,220 5,954,823
Comcast Corp., A ................ Media 1,571,875 62,246,250
a
Dollar Tree, Inc. ................. Multiline Retail 698,206 68,333,421
DuPont de Nemours, Inc. .......... Chemicals 123,350 6,257,546
Freeport-McMoRan, Inc. ........... Metals & Mining 3,329,417 30,197,812
Gilead Sciences, Inc. ............. Biotechnology 674,226 52,475,010
Kellogg Co. ..................... Food Products 861,767 56,282,003
Kroger Co. (The) ................. Food & Staples Retailing 1,241,844 40,508,951
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 92,676 16,247,956
Lear Corp. ..................... Auto Components 52,478 5,565,292
Oracle Corp. .................... Software 1,088,594 58,533,699
Ross Stores, Inc. ................ Specialty Retail 311,067 30,161,056
Stanley Black & Decker, Inc. ........ Machinery 104,620 13,124,579
Starbucks Corp. ................. Hotels, Restaurants & Leisure 140,713 10,974,207
Sysco Corp. .................... Food & Staples Retailing 650,105 35,859,792
TJX Cos., Inc. (The) .............. Specialty Retail 572,687 30,214,966
United Parcel Service, Inc., B ....... Air Freight & Logistics 321,132 32,020,072
Verizon Communications, Inc. ....... Diversified Telecommunication Services 1,114,923 63,974,282

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At May 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 165,992 $ 20,971,429
685,877,401
Total Common Stocks (Cost $2,311,435,869) ....................................
2,449,319,076
Rights
a a
Rights 0.0%
†
United Kingdom 0.0%
†
Whitbread plc , 6/09/20 ............ Hotels, Restaurants & Leisure 58,600 725,099
Total Rights (Cost $641,270) ..................................................
725,099
Total Long Term Investments (Cost $2,312,077,139) .............................
2,450,044,175
Short Term Investments 6.8%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 6.8%
Australia 1.1%
National Australia Bank Ltd., 0.01%,
6/01/20 ...................... 31,000,000 31,000,000
Canada 5.7%
National Bank of Canada, 0.04%,
6/01/20 ...................... 100,000,000 100,000,000
Royal Bank of Canada, 0.03%, 6/01/20 65,000,000 65,000,000
Total Time Deposits (Cost $196,000,000) .......................................
196,000,000
a a a a a
Total Short Term Investments (Cost $196,000,000 ) ...............................
196,000,000
a a a
a
Total Investments (Cost $2,508,077,139) 92.0% ..................................
$2,646,044,175
Other Assets, less Liabilities 8.0% .............................................
229,120,101
Net Assets 100.0% ...........................................................
$2,875,164,276
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 4,605,827 5,689,960 7/17/20 $ 34,174 $ (35,534)
British Pound ...... BOFA Sell 32,564,694 40,876,701 7/17/20 674,486 (18,032)
British Pound ...... BZWS Buy 4,605,827 5,689,823 7/17/20 34,177 (35,400)
British Pound ...... BZWS Sell 32,553,371 40,924,102 7/17/20 735,812 (17,972)
British Pound ...... CITI Buy 4,605,827 5,689,517 7/17/20 34,200 (35,117)
British Pound ...... CITI Sell 32,563,730 40,937,318 7/17/20 735,975 (17,713)
British Pound ...... HSBK Buy 12,092,793 14,770,302 7/17/20 200,859 (35,505)
British Pound ...... HSBK Sell 32,560,407 40,857,570 7/17/20 660,592 (17,975)

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... UBSW Buy 4,605,827 5,690,095 7/17/20 $ 34,169 $ (35,665)
British Pound ...... UBSW Sell 32,562,772 40,864,431 7/17/20 664,250 (17,691)
Canadian Dollar .... BOFA Buy 3,091,444 2,223,845 7/17/20 21,905 —
Canadian Dollar .... BOFA Sell 32,351,769 23,260,324 7/17/20 — (241,313)
Canadian Dollar .... BZWS Buy 3,091,444 2,224,174 7/17/20 21,576 —
Canadian Dollar .... BZWS Sell 32,354,446 23,266,156 7/17/20 — (237,428)
Canadian Dollar .... CITI Buy 3,091,444 2,224,105 7/17/20 21,645 —
Canadian Dollar .... CITI Sell 32,352,245 23,265,260 7/17/20 — (236,725)
Canadian Dollar .... HSBK Buy 3,091,444 2,223,980 7/17/20 21,770 —
Canadian Dollar .... HSBK Sell 32,351,475 23,262,261 7/17/20 — (239,165)
Canadian Dollar .... UBSW Buy 3,091,444 2,224,215 7/17/20 21,537 —
Canadian Dollar .... UBSW Sell 32,353,419 23,256,993 7/17/20 — (245,843)
Danish Krone ...... BOFA Buy 9,177,177 1,338,913 7/17/20 28,949 —
Danish Krone ...... BOFA Sell 65,266,046 9,599,348 7/17/20 — (128,584)
Danish Krone ...... BZWS Buy 9,177,177 1,338,961 7/17/20 28,902 —
Danish Krone ...... BZWS Sell 64,238,558 9,453,320 7/17/20 — (121,463)
Danish Krone ...... CITI Buy 9,177,177 1,338,884 7/17/20 28,978 —
Danish Krone ...... CITI Sell 65,243,398 9,601,536 7/17/20 — (123,019)
Danish Krone ...... HSBK Buy 9,177,177 1,338,868 7/17/20 28,995 —
Danish Krone ...... HSBK Sell 65,237,879 9,594,781 7/17/20 — (128,952)
Danish Krone ...... UBSW Buy 9,177,177 1,338,970 7/17/20 28,892 —
Danish Krone ...... UBSW Sell 65,277,743 9,599,045 7/17/20 — (130,630)
Euro ............. BOFA Buy 6,151,333 6,680,823 7/17/20 153,323 —
Euro ............. BOFA Sell 82,040,314 90,141,139 7/17/20 — (1,005,854)
Euro ............. BZWS Buy 6,151,333 6,679,419 7/17/20 154,727 —
Euro ............. BZWS Sell 82,049,313 90,199,489 7/17/20 — (957,501)
Euro ............. CITI Buy 6,151,333 6,681,093 7/17/20 153,053 —
Euro ............. CITI Sell 82,029,110 90,174,731 7/17/20 — (959,814)
Euro ............. HSBK Buy 6,151,333 6,681,306 7/17/20 152,841 —
Euro ............. HSBK Sell 82,031,541 90,107,195 7/17/20 — (1,030,051)
Euro ............. UBSW Buy 6,151,333 6,681,951 7/17/20 152,195 —
Euro ............. UBSW Sell 82,029,842 90,107,814 7/17/20 — (1,027,545)
Hong Kong Dollar ... BOFA Buy 39,731,436 5,120,429 7/17/20 963 (1,331)
Hong Kong Dollar ... BOFA Sell 263,758,216 33,993,403 7/17/20 3,750 —
Hong Kong Dollar ... BZWS Buy 39,731,436 5,120,813 7/17/20 666 (1,420)
Hong Kong Dollar ... BZWS Sell 263,755,201 33,984,719 7/17/20 — (4,545)
Hong Kong Dollar ... CITI Buy 39,731,436 5,120,258 7/17/20 1,043 (1,242)
Hong Kong Dollar ... CITI Sell 263,770,647 33,989,210 7/17/20 — (2,045)
Hong Kong Dollar ... HSBK Buy 39,731,436 5,119,762 7/17/20 1,541 (1,244)
Hong Kong Dollar ... HSBK Sell 263,727,955 33,987,970 7/17/20 2,217 —
Hong Kong Dollar ... UBSW Buy 39,731,436 5,120,393 7/17/20 946 (1,279)
Hong Kong Dollar ... UBSW Sell 136,781,361 17,627,009 7/17/20 445 —
Japanese Yen ...... BOFA Buy 287,038,606 2,673,011 7/17/20 — (9,111)
Japanese Yen ...... BOFA Sell 10,445,529,376 97,515,023 7/17/20 573,888 —
Japanese Yen ...... BZWS Buy 287,038,606 2,673,280 7/17/20 — (9,379)
Japanese Yen ...... BZWS Sell 10,445,536,530 97,612,813 7/17/20 671,611 —
Japanese Yen ...... CITI Buy 287,038,606 2,673,054 7/17/20 — (9,154)
Japanese Yen ...... CITI Sell 10,445,628,668 97,603,374 7/17/20 661,317 —
Japanese Yen ...... HSBK Buy 287,038,606 2,673,235 7/17/20 — (9,335)
Japanese Yen ...... HSBK Sell 10,444,337,180 97,504,304 7/17/20 574,232 —
Japanese Yen ...... UBSW Buy 287,038,606 2,673,235 7/17/20 — (9,335)
Japanese Yen ...... UBSW Sell 9,801,242,674 91,486,109 7/17/20 524,363 —
Korean Won ....... BOFA Buy 1,620,874,206 1,336,473 7/17/20 — (21,373)
Korean Won ....... BOFA Sell 36,064,162,031 29,864,328 7/17/20 603,598 —
Korean Won ....... CITI Buy 1,620,874,206 1,336,418 7/17/20 — (21,318)
Korean Won ....... CITI Sell 20,056,002,367 16,593,036 7/17/20 320,558 —
Korean Won ....... GSCO Buy 1,620,874,206 1,337,123 7/17/20 — (22,024)

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 17 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Korean Won ....... GSCO Sell 27,756,531,588 22,958,256 7/17/20 $ 437,939 $ —
Korean Won ....... HSBK Buy 1,620,874,206 1,336,803 7/17/20 — (21,704)
Korean Won ....... HSBK Sell 25,531,244,264 21,139,511 7/17/20 424,685 —
Korean Won ....... UBSW Buy 1,620,874,206 1,336,914 7/17/20 — (21,814)
Korean Won ....... UBSW Sell 20,081,338,021 16,613,310 7/17/20 320,276 —
Singapore Dollar .... BOFA Buy 11,021,786 7,767,286 7/17/20 39,507 —
Singapore Dollar .... BOFA Sell 15,826,151 11,183,215 7/17/20 — (20,108)
Singapore Dollar .... BZWS Sell 2,069,716 1,463,834 7/17/20 — (1,317)
Singapore Dollar .... CITI Buy 11,638,360 8,201,153 7/17/20 42,113 —
Singapore Dollar .... CITI Sell 15,425,284 10,905,839 7/17/20 — (13,711)
Singapore Dollar .... GSCO Buy 19,357,169 13,660,746 7/17/20 45,963 (3,777)
Singapore Dollar .... GSCO Sell 19,357,169 13,608,808 7/17/20 — (94,121)
Singapore Dollar .... HSBK Buy 11,739,834 8,274,078 7/17/20 41,019 —
Singapore Dollar .... HSBK Sell 15,822,860 11,183,814 7/17/20 — (17,180)
Singapore Dollar .... UBSW Buy 11,156,648 7,864,241 7/17/20 38,022 —
Singapore Dollar .... UBSW Sell 15,424,065 10,898,859 7/17/20 — (19,828)
Swiss Franc ....... BOFA Buy 900,564 934,151 7/17/20 3,348 —
Swiss Franc ....... BOFA Sell 21,258,661 22,143,220 7/17/20 34,053 (21,386)
Swiss Franc ....... BZWS Buy 900,564 934,213 7/17/20 3,286 —
Swiss Franc ....... BZWS Sell 21,276,804 22,186,063 7/17/20 58,816 (22,194)
Swiss Franc ....... CITI Buy 900,564 934,144 7/17/20 3,356 —
Swiss Franc ....... CITI Sell 21,252,868 22,161,241 7/17/20 57,909 (21,191)
Swiss Franc ....... HSBK Buy 900,564 934,137 7/17/20 3,362 —
Swiss Franc ....... HSBK Sell 21,251,712 22,137,327 7/17/20 35,503 (21,496)
Swiss Franc ....... UBSW Buy 900,564 934,118 7/17/20 3,381 —
Swiss Franc ....... UBSW Sell 21,257,967 22,139,749 7/17/20 31,544 (21,627)
Thai Baht ......... BOFA Buy 40,739,500 1,262,870 7/17/20 17,894 —
Thai Baht ......... BOFA Sell 213,100,998 6,506,753 7/17/20 — (192,693)
Thai Baht ......... BZWS Buy 40,739,500 1,262,227 7/17/20 18,535 —
Thai Baht ......... BZWS Sell 213,241,556 6,520,374 7/17/20 — (183,491)
Thai Baht ......... CITI Buy 40,739,500 1,263,006 7/17/20 17,758 —
Thai Baht ......... CITI Sell 213,083,484 6,510,469 7/17/20 — (188,426)
Thai Baht ......... HSBK Buy 40,739,500 1,262,436 7/17/20 18,327 —
Thai Baht ......... HSBK Sell 213,123,372 6,507,904 7/17/20 — (192,246)
Thai Baht ......... UBSW Buy 40,739,500 1,262,514 7/17/20 18,250 —
Thai Baht ......... UBSW Sell 213,144,894 6,508,158 7/17/20 — (192,668)
Yuan Renminbi ..... BOFA Buy 903,933 126,376 7/17/20 103 —
Yuan Renminbi ..... BOFA Sell 20,529,950 2,898,343 7/17/20 25,772 —
Yuan Renminbi ..... BZWS Buy 903,933 126,160 7/17/20 320 —
Yuan Renminbi ..... BZWS Sell 20,533,726 2,903,631 7/17/20 30,532 —
Yuan Renminbi ..... CITI Buy 903,933 126,454 7/17/20 26 —
Yuan Renminbi ..... CITI Sell 20,533,198 2,901,922 7/17/20 28,897 —
Yuan Renminbi ..... HSBK Buy 903,933 126,341 7/17/20 138 —
Yuan Renminbi ..... HSBK Sell 20,522,196 2,895,652 7/17/20 24,166 —
Yuan Renminbi ..... UBSW Buy 903,933 126,356 7/17/20 123 —
Yuan Renminbi ..... UBSW Sell 20,548,162 2,902,606 7/17/20 27,487 —
Total Forward Exchange Contracts ................................................... $10,621,530 $(8,475,604)
Net unrealized appreciation (depreciation) ............................................ $2,145,926
*
In U.S. dollars unless otherwise stated.
a
Maybe comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Funds
Notes to Statements of Investments (unaudited)

1. Organization
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the
Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time.
In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of

Templeton Funds
Notes to Statements of Investments (unaudited)

the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At May 31, 2020, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties.  Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
2. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Statements of Investments (unaudited)

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Templeton Foreign Fund - Options
Templeton World Fund - Forwards
4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2020, investments in affiliated management investment companies were as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ........... $36,996 $405,303 $(355,645) $ — $ — $ 86,654 86,654 $ 607
Total Affiliated Securities ...... $36,996 $405,303 $(355,645) $— $— $86,654 $607
3. Derivative Financial Instruments
(continued)

Templeton Funds
Notes to Statements of Investments (unaudited)

7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
Canada ............................. $ 93,185,027 $ — $ — $ 93,185,027
China ............................... 95,811,492 — — 95,811,492
Denmark ............................ — 32,839,390 — 32,839,390
France .............................. — 129,974,662 — 129,974,662
Germany ............................ — 271,057,168 — 271,057,168
Hong Kong ........................... 141,563,866 — — 141,563,866
India ................................ — 47,072,361 — 47,072,361
Japan ............................... 772,756,901 — — 772,756,901
Luxembourg .......................... — 35,009,500 — 35,009,500
Netherlands .......................... 62,516,127 152,285,172 — 214,801,299
Norway .............................. 50,745,420 — — 50,745,420
Portugal ............................. 36,937,216 — — 36,937,216
South Korea .......................... 185,183,764 — — 185,183,764
Switzerland ........................... — 63,505,928 — 63,505,928
Taiwan .............................. 65,422,459 — — 65,422,459
Thailand ............................. 23,761,896 — — 23,761,896
United Kingdom ....................... 67,574,314 282,816,054 — 350,390,368
United States ......................... 74,547,782 — — 74,547,782
Short Term Investments ................... — 243,000,000 — 243,000,000
Total Investments in Securities ........... $1,670,006,264 $1,257,560,235 $— $2,927,566,499
Liabilities:
Other Financial Instruments:
Options written .......................... $ 291,150 $ — $ — $ 291,150
Total Other Financial Instruments ......... $291,150 $— $— $291,150
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 109,566 — 109,566
China ............................... 18,884 — — 18,884
Denmark ............................ — 117,304 — 117,304
France .............................. — 214,676 — 214,676
Germany ............................ — 198,991 — 198,991
India ................................ 38,350 — — 38,350

Templeton Funds
Notes to Statements of Investments (unaudited)

8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund (continued)
Assets:
Common Stocks:
Italy ................................ $ — $ 71,476 $ — $ 71,476
Japan ............................... 272,343 — — 272,343
Mexico .............................. 8,686 — — 8,686
Netherlands .......................... — 103,068 — 103,068
Singapore ............................ 28,374 — — 28,374
South Korea .......................... 33,798 56,770 — 90,568
Spain ............................... — 10 1,421 — 101,421
Sweden ............................. — 92,562 — 92,562
Switzerland ........................... — 37,632 — 37,632
Taiwan .............................. 93,458 — — 93,458
United Kingdom ....................... — 82,149 — 82,149
Short Term Investments ................... 86,654 — — 86,654
Total Investments in Securities ........... $580,547 $1,185,615 $— $1,766,162
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 50,688,501 — 50,688,501
Canada ............................. 107,424,817 — — 107,424,817
China ............................... 82,866,483 — — 82,866,483
Denmark ............................ — 41,257,749 — 41,257,749
France .............................. — 140,453,637 — 140,453,637
Germany ............................ — 217,524,345 — 217,524,345
Hong Kong ........................... 57,454,121 — — 57,454,121
Japan ............................... 499,888,770 — — 499,888,770
Luxembourg .......................... — 51,734,122 — 51,734,122
Macau .............................. 32,107,947 — — 32,107,947
Netherlands .......................... 17,985,019 33,461,909 — 51,446,928
Singapore ............................ 10,594,270 — — 10,594,270
South Korea .......................... 103,991,475 — — 103,991,475
Switzerland ........................... — 109,517,614 — 109,517,614
Thailand ............................. 31,729,794 — — 31,729,794
United Kingdom ....................... 33,123,956 141,637,146 — 174,761,102
United States ......................... 685,877,401 — — 685,877,401
Rights ................................ 725,099 — — 725,099
Short Term Investments ................... — 196,000,000 — 196,000,000
Total Investments in Securities ........... $1,663,769,152 $982,275,023 $— $2,646,044,175
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 10,621,530 $ — $ 10,621,530
Total Other Financial Instruments ......... $— $10,621,530 $— $10,621,530
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 8,475,604 — 8,475,604
Total Other Financial Instruments ......... $— $8,475,604 $— $8,475,604
7. Fair Value Measurements
(continued)

Templeton Funds
Notes to Statements of Investments (unaudited)

Abbreviations
Counterparty
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank, Inc.
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
UBSW
UBS AG
Selected Portfolio
ADR American Depositary Receipt
FDR Foreign Depositary Receipt
GDR Global Depositary Receipt
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.